Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables and contract assets
Summary of Financial Assets

Trade receivables	December 31,
in €‘000	2021	2022
Trade receivables	36,347	68,931
Trade receivable from associates	1,786	—
Allowance for expected credit losses	(4,190)	(5,519)
Total	33,943	63,412

Contract assets	December 31,
in €‘000	2021	2022
Contract assets	40,800	50,583
Allowance for expected credit losses	(183)	(101)
Total	40,617	50,482

Summary of expected credit losses for Trade receivables and contract assets

in €‘000	2021	2022
Balance as of January 1,	(4,597)	(4,373)
Provision for expected credit losses	(288)	(1,456)
Net amounts recovered	512	209
Balance as of December 31,	(4,373)	(5,620)